NON-CURRENT ASSETS HELD FOR SALE - Foreclosed Assets, Leasing Agreements, Other (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 57.5		$ 186,714	$ 101,382	[2]	$ 259,527	$ 199,475
Foreclosed assets
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			141,924	77,250
Foreclosed assets | Movable Property
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			19,733	8,523
Foreclosed assets | Residential Real Estates
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			33,622	31,666
Foreclosed assets | Other real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			88,569	37,061
Assets Received From Leasing Agreements [Member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			41,033	19,226
Assets Received From Leasing Agreements [Member] | Machinery
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			14,989	15,640
Assets Received From Leasing Agreements [Member] | Vehicles
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			984	1,623
Assets Received From Leasing Agreements [Member] | Real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			25,060	1,963
Other Non-Current Assets Held For Sale [Member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			3,757	4,906
Other Non-Current Assets Held For Sale [Member] | Real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			3,517	982
Other Non-Current Assets Held For Sale [Member] | Other property, plant and equipment
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			240	3,924
Non-current assets held for sale
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale			$ 186,714	$ 101,382

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.